INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 0	$ 0
State	0	0
Total Current	0	0
Deferred:
Federal	2,426,744	995,402
State	280,164	114,918
Total Deferred	2,706,908	1,110,320
Valuation Allowance	(2,706,908)	(1,110,320)
Total provision (benefit) for income taxes	$ 0	$ 0